OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-04804   ________________________

The Elite Group of Mutual Funds

(Exact name of registrant as specified in charter)

1324 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management       1324 4th Avenue, Suite 1744      Seattle, WA 98101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863

Date of fiscal year end:         September 30, 2010

Date of reporting period:       December 31, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
December 31, 2009
(unaudited)
	Bonds 95.1%

Par Value	U.S. Government/Agencies Notes and Bonds 17.4%	Maturity	Coupon		Value
$150,000	HUD (Housing Urban Development)	08/01/11	4.440%		$158,056
370,000	U.S. Treasury Bond	09/30/11	1.000%		369,899
200,000	US Treasury Bond	11/15/11	1.750%		202,523
650,000	Fannie Mae	04/20/12	1.875%		656,769
181,000	Tenn Valley Authority	05/23/12	6.790%		202,775
250,000	Tenn Valley Authority	08/01/13	4.750%		269,046
200,000	U.S. Treasury Note	10/31/13	2.750%		204,828
150,000	U.S. Treasury Bond	03/31/14	1.750%		146,438
200,000	U.S. Treasury Note	01/15/15	1.625%		208,000
158,597	Fannie Mae	03/01/22	5.000%		166,001
325,000	U.S. Treasury Bond	08/15/23	6.250%		388,172
20,000	U.S. Treasury Bond	02/15/26	6.000%		23,397
300,000	Fannie Mae	10/25/32	5.500%		316,037
	Total U.S. Government/Agencies Notes and Bonds				3,311,941

	Securitized /Asset Backed Bonds 10.9%
217,000	Peco Energy Transition Trust 2001 - A Class A1	12/31/10	6.520%		222,416
250,000	Manitoba Province	02/15/12	5.000%		267,027
330,000	BMW Vehicle Lease Trust	03/15/12	2.910%		335,894
100,000	Ontario Province	07/17/12	5.125%		107,660
150,000	Ontario Province	11/19/12	1.875%		148,506
100,000	Ontario Province	06/16/14	4.100%		104,362
29,777	GNMA (552372)	02/15/17	6.000%		31,828
29,975	GNMA (577742)	09/15/17	5.500%		31,843
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%		137,113
108,120	GNMA (605079)	03/15/19	4.000%		111,139
79,605	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%		79,971
110,728	Freddie Mac (FHR 2656 BD)	04/15/28	5.000%		113,379
111,799	Fannie Mae (633012)	02/01/32	7.000%		124,542
140,700	Fannie Mae (2002-93 A1)	03/25/32	6.500%		149,443
93,314	GNMA (G2SF POOL 3556)	05/20/34	5.500%		98,254
	Total Securitized /Asset Backed Bonds				2,063,375

	Corporate Bonds Energy 4.6%
250,000	Xcel Energy Inc.	12/01/10	7.000%		263,166
100,000	Valero Logistics Co	07/15/12	6.875%		105,531
200,000	NRG Energy Inc.	02/01/16	7.375%		200,250
300,000	Petrobras International Finance Co.	03/01/18	5.875%		302,523
	Total Corporate Bonds Energy				871,470

	Corporate Bonds Industrial - Basic Material 2.4%
150,000	Rio Tinto Finance	05/01/14	8.950%		179,745
100,000	Freeport McMoran C&G	04/01/17	8.375%		109,500
150,000	Barrick Gold Corp.	04/01/19	6.950%		168,891
	Total Corporate Bonds Industrial - Basic Material				458,137

	Corporate Bonds Industrial - Capital Goods 1.6%
100,000	Alliant Techsystems Inc.	04/01/16	6.750%		99,000
200,000	Ball Corp.	09/01/16	7.125%		205,000
	Total Corporate Bonds Industrial - Captial Goods				304,000

	Corporate Bonds Industrial - Communications 4.2%
250,000	Cox Communication Inc.	01/15/10	4.625%		250,208
205,000	Tele-Communications Inc.	08/01/13	7.875%		232,682
150,000	Nextel Communications	10/31/13	6.875%		145,500
150,000	GTE Corp.	04/15/18	6.840%		164,319
	Total Corporate Bonds Industrial - Communications				792,709

	Corporate Bonds Industrial - Consumer Non-cyclical 9.3%
100,000	Kroger Co.	02/01/10	8.050%		100,483
400,000	Reynolds American Inc.	06/15/11	0.999	% (a)	396,273
150,000	Reynolds American Inc.	06/01/12	7.250%		164,897
150,000	Reynolds American Inc.	06/01/13	7.250%		163,654
150,000	McKesson Corp.	02/15/14	6.500%		165,925
150,000	Domtar Corp.	06/01/17	10.750%		176,250
390,000	Altria Group Inc.	11/10/18	9.700%		482,105
100,000	McKesson Corp.	02/15/19	7.500%		118,588
	Total Corporate Bonds Industrial - Consumer Non-cyclical				1,768,175

	Corporate Bonds Industrial - Consumer Cyclical 2.8%
250,000	Ford Motor Credit Co	10/25/11	7.250%		252,473
125,000	Interpublic Group	11/15/14	6.250%		120,000
150,000	Hanesbrands Inc.	12/15/16	8.000%		152,813
	Total Corporate Bonds Industrial - Consumer Cyclical				525,286

	Corporate Bonds Industrial - Technology 1.9%
250,000	Xerox Corp.	08/15/11	6.875%		267,141
100,000	Xerox Capital Trust	02/01/27	8.000%		99,000
	Total Corporate Bonds Industrial - Technology				366,141

	Corporate Bonds Industrial - Transportation 2.0%
400,000	BNSF Funding Trust	12/15/55	6.613	%(b)	384,000
	Total Corporate Bonds Industrial - Transportation				384,000

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
December 31, 2009
(unaudited)

Par Value	Corporate Bonds Utilities - Electric 14.3%	Maturity	Coupon		Value
$100,000	Entergy Louisiana LLC	11/01/10	5.830%		$100,239
450,000	Sierra Pacific Power Co.	04/15/12	6.250%		473,931
450,000	Oncor Electric Delivery Co	05/01/12	6.375%		486,021
115,000	Centerpoint Energy Houston	03/15/13	5.700%		122,238
100,000	Central Illinois Light Co.	12/15/13	8.875%		113,157
50,000	AES Corp.	03/01/14	7.750%		50,750
455,000	Ameren Corp	05/15/14	8.875%		511,066
120,000	AEP Texas Central Transition	07/01/15	5.090%		129,240
250,000	Nisource Finance Corp.	03/15/16	10.750%		308,046
200,000	Commonwealth Edison	03/15/18	5.800%		212,106
100,000	Centerpoint Energy Houston	07/01/23	5.600%		95,970
100,000	Northern St. Power - MN	07/01/25	7.125%		115,190
	Total Corporate Bonds Utilities - Electric				2,717,955

	Corporate Bonds Utilities - Natural Gas 6.9%
200,000	Kaneb Pipe Line	06/01/13	5.875%		206,961
250,000	Energy Transfer Partners Co	07/01/13	6.000%		267,296
250,000	Enterprise Products	01/31/14	9.750%		298,370
300,000	TGT Pipeline LLC	06/01/18	5.200%		285,462
260,000	Enterprise Products	08/01/66	8.375	% (b)	253,500
	Total Corporate Bonds Utilities - Natural Gas				1,311,588

	Corporate Bonds Finance - Banking 8.4%
200,000	American General Finance	09/01/10	4.625%		193,833
175,000	Wells Fargo Co	10/29/10	3.980%		179,703
162,000	PNC Funding Corp	06/22/11	1.875%		163,649
100,000	Citigroup Inc.	12/09/11	2.875%		103,000
200,000	PNC Funding Corp	01/31/12	0.628	% (a)	195,435
250,000	Wachovia Corp	08/01/13	5.700%		268,885
100,000	Zions Bancorp	09/23/14	7.750%		88,250
200,000	Citigroup Inc.	10/15/14	5.500%		202,506
300,000	Bank of America Corp	12/18/28	1.292	% (a)	205,464
	Total Corporate Bonds Finance - Banking				1,600,725

	Corporate Bonds Finance - Misc. Finance 3.8%
250,000	Private Export Funding Corp.	01/15/10	7.200%		250,537
124,000	General Electric Capital Corp	02/01/11	0.933	% (a)	124,034
150,000	KFW	06/15/12	2.150%		150,492
200,000	InterAmer. Development Bank	10/22/12	1.750%		199,149
	Total Corporate Bonds Finance - Misc. Finance				724,212

	Corporate Bonds Finance - Insurance 0.6%
100,000	Continental Corp.	08/15/12	8.375%		106,232
	Total Corporate Bonds Finance - Insurance				106,232

	Corporate Bonds Finance - REIT's 4.0%
500,000	Trustreet Properties Inc.	04/01/15	7.500%		517,057
250,000	Boston Prop LP	06/01/15	5.000%		249,642
	Total Corporate Bonds Finance - REIT's				766,699

	Total Value of Bonds (Cost $ 17,779,197)				18,072,642

Shares	Common Stock 3.2%
10,000	AT & T Inc. (c)				280,300
30,000	Frontier Communication Co				234,300
8,000	SuperValue Inc.				101,680
	Total Common Stock (Cost $ 561,958)				616,280

	Short Term Investments 4.1%
478,877	PNC Bank Money Market 0.05% (e)				478,877
290,000	Institutional Money Market Trust 0.23% (d) (e)				290,000
	Total Short Term Investments (Cost $ 768,877)				768,877

	Total Investments (Cost $ 19,110,032)	102.4%			19,457,799
	Liabilities in excess of other assets	(2.4)%			(459,338)
	NET ASSETS	100.0%			$18,998,461

At December 31, 2009, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $19,110,032 is:
	Gross unrealized appreciation	$545,149
	Gross unrealized depreciation	(197,382)
	Net unrealized appreciation	$347,767

(a) Variable rate security; Interst rate shown is the rate in effect as of December 31, 2009.

 (b)  Security is a fixed-to-floating coupon bond.  The coupon shown is the fixed coupon in effect at December 31, 2009.  The fixed coupon will convert to a floating coupon at a predetermined date.  At that date the coupon increases to LIBOR plus a predetermined margin.

(c) All or a portion of this security was on loan at December 31, 2009. The value of securities on loan at December 31, 2009 was $280,300.

(d) This security was purchased with cash collateral received for securities on loan at December 31, 2009.

(e) Represents 7 day effective yield as of December 31, 2009.

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
December 31, 2009
(unaudited)

Shares		Value

	Common Stock 76.9%

	Business Services 9.8%
40,000	Aecom Technology Corp.*	$1,100,000
20,000	Alliance Data Systems Corp.* (b)	$1,291,800
38,000	FTI Consulting Inc.* (b)	$1,792,080
	Total Business Services	4,183,880

	Capital/Industrial Goods & Services 5.7%
40,000	NCR Corp.*	445,200
120,000	STEC Inc.* (a) (b)	1,960,800
	Total Capital/Industrial Goods & Services	2,406,000

	Consumer Goods & Services 10.8%
2,000	Apple Inc.* (b)	421,720
10,000	Apollo Group Inc.*	605,800
120,000	Corinthian College Inc.* (b)	1,652,400
20,000	ITT Educational Services Inc.*	1,919,200
	Total Consumer Goods & Services	4,599,120

	Energy 1.9%
8,000	Diamond Offshore Drilling Inc. (b)	787,360
	Total Energy	787,360

	Financial 17.8%
100,000	Citigroup Inc.* (b)	331,000
70,000	Hartford Financial Svc Group Inc.	1,628,200
60,000	Lincoln National Corp. (a)	1,492,800
30,000	Knight Capital Group Inc.*	462,000
160,000	Seabright Insurance Hldg.*	1,838,400
100,000	XL Capital Ltd. Class 'A' (a)	1,833,000
	Total Financial	7,585,400

	Basic Industry 10.6%
90,000	I-Share Silver Trust*	1,491,300
40,000	Market Vector Jr. Gold Miners*	1,029,600
14,000	SPDR Gold Trust*	1,502,340
10,000	Nucor Corp.	466,500
	Total Basic Industry	4,489,740

	Healthcare 18.1%
30,000	Abbott Laboratories Inc.	1,619,700
2,650,000	Antigenics Inc. * (b)	1,696,000
5,000	Dendreon Corp.*	131,400
30,000	Genzyme Corp.*	1,470,300
40,000	Humana Inc.*	1,755,600
40,000	Myriad Genetics Inc.*	1,044,000
	Total Healthcare	7,717,000

	Utility 2.2%
120,000	Frontier Communication Co	937,200
	Total Utility	937,200

	Total Value of Common Stock (Cost $ 29,899,716)	$32,705,700

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
December 31, 2009
(unaudited)

Shares			Value

Contracts	Put Options Purchased 1.6%
200	CSX Corp 1/16/10 $50		39,000
500	US Steel 1/16/10 $55		93,500
200	Caterpillar 2/20/10 $65		167,000
200	Starbucks 4/17/10 $30		140,000
300	International Paper 4/17/10 $35		250,500
	Total Put Options Purchased (Cost $ 1,340,581)		690,000

	Short-Term Investments 44.3%
8,000,000	US Treasury Bill 0.15% due 1/21/2010 (b)		7,999,979
1,776,438	PNC Bank Money Market 0.05% (d)		1,776,438
9,120,498	Institutional MM Trust 0.228% (c )		9,058,654
	Total Value of Short-Term Investments (Cost $ 18,888,719)		18,835,071

	Total Investments in Securities (Cost $ 50,129,016)	122.8%	52,230,771

	Liabilities in excess of other assets	-22.8%	9,700,412

	Net Assets	100.0%	$42,530,359

At December 31, 2009, unrealized appreciation of securities, including written options, for Federal Income Tax purposes based on cost of $49,750,792 is as follows:

	Unrealized appreciation		$5,874,468
	Unrealized depreciation		(3,602,656)
	Net unrealized appreciation		$2,271,812

* Non Income Producing

(a) All or a portion of the security is pledged as collateral for options written.

	Schedule of Call Options Written
Contracts	December 31, 2009
1,000	XL Capital 1/16/10 $17.5		$(105,000)
300	Lincoln National 4/17/10 $25		(69,750)
200	STEC Inc. 1/22/11 $17.5		(88,000)
	Total Call Options Written (Premiums received $ 378,224)	-0.6%	$(262,750)

(b) All or a portion of this security was on loan at December 31, 2009. The value of securities on loan was $8,830,514.

(c) This security was purchased with cash collateral received for securities on loan December 31, 2009.

(d) Represents 7 day effective yield as of December 31, 2009

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*	/s/ Richard S. McCormick
Richard S. McCormick, President

Date          January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard S. McCormick
Richard S. McCormick, President

Date          January 26, 2010

By (Signature and Title)*	/s/ John W. Meisenbach
John W. Meisenbach, Treasurer

Date _        January 26, 2010

* Print the name and title of each signing officer under his or her signature.